Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance- based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other NEOs for each year from 2020 to 2024, compared to our total stockholder return (“TSR”) cumulatively from December 31, 2019 through the end of each such year, and our Net Income, and Adjusted EBITDA for each such year.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid for Other NEOs(2)(3)	Value of initial fixed $100 investment based on(4):		Net Income (loss) ($) (in thousands)	Economic Adjusted EBITDA ($)(5)(6) (in thousands)
					TSR	Peer Group TSR
2024	$2,674,559	$1,048,848	$1,972,018	$1,139,874	$107.26	$133.66	$(83,070)	$76,642
2023	$1,977,858	$21,562	$1,379,125	$435,876	$222.67	$150.31	$(99,497)	$43,571
2022	$1,125,510	$297,609	$650,073	$278,924	$256.16	$114.70	$(58,733)	$50,003
2021	$10,811,193	$9,710,227	$5,208,251	$4,623,456	$301.97	$146.23	$(93,146)	$57,032
2020	$1,826,353	$4,056,472	$951,260	$2,120,126	$387.19	$128.61	$(9,864)	$45,134

(1)
Mr. Littlefair was the CEO for each of 2020, 2021, 2022, 2023 and 2024.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year, other than the award of profits interest granted to Mr. Pratt, our former Chief Operating Officer, in 2023 under the CLNE PlasmaFlow Holdings, LLC 2023 Equity Incentive Plan. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Value of Equity Awards That Vested in the Year of Grant ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2024	CEO	$2,674,559	$1,110,500	$970,362	$(1,332,553)	$—	$(153,019)	$—	$1,048,848
	Other NEOs	$1,972,018	$1,117,875	$978,771	$(591,863)	$—	$(101,177)	$—	$1,139,874
2023	CEO	$1,977,858	$738,750	$455,211	$(1,604,939)	$—	$(67,818)	$—	$21,562
	Other NEOs	$1,379,125	$655,633	$384,401	$(661,310)	$31,800	$(42,507)	$—	$435,876
2022	CEO	$1,125,510	$852	$780	$(833,791)	$—	$5,962	$—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$—	$2,896	$—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$—	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$—	$663,205	$80,307	$4,623,456
2020	CEO	$1,826,353	$296,208	$1,057,074	$1,448,260	$—	$53,165	$32,172	$4,056,472
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$—	$19,344	$16,838	$2,120,126
(3)
For each of 2020, 2021, 2022 and 2023, the other NEOs were Messrs. Vreeland, Pratt, and Corbus. On May 17, 2023, Mr. Pratt transitioned from Chief Operating Officer to Chief Technology Development Officer and ceased being an executive officer of our Company. For 2024, the other NEOs were Messrs. Vreeland and Corbus.

(4)
TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Russell 2000 Index.

(5)
The most important performance measures used by our Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to our Company’s performance are as follows:

•
Adjusted EBITDA (6)

•
Volume (in GGEs)

•
Volume Margin per GGE

•
Volume of RNG

(6)
Please see “Calculation of 2024 Adjusted EBITDA” below for more information on how we define Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Littlefair was the CEO for each of 2020, 2021, 2022, 2023 and 2024.
(3)
For each of 2020, 2021, 2022 and 2023, the other NEOs were Messrs. Vreeland, Pratt, and Corbus. On May 17, 2023, Mr. Pratt transitioned from Chief Operating Officer to Chief Technology Development Officer and ceased being an executive officer of our Company. For 2024, the other NEOs were Messrs. Vreeland and Corbus.

Peer Group Issuers, Footnote	(4) TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Russell 2000 Index.
PEO Total Compensation Amount	$ 2,674,559	$ 1,977,858	$ 1,125,510	$ 10,811,193	$ 1,826,353
PEO Actually Paid Compensation Amount	$ 1,048,848	21,562	297,609	9,710,227	4,056,472
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year, other than the award of profits interest granted to Mr. Pratt, our former Chief Operating Officer, in 2023 under the CLNE PlasmaFlow Holdings, LLC 2023 Equity Incentive Plan. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Value of Equity Awards That Vested in the Year of Grant ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2024	CEO	$2,674,559	$1,110,500	$970,362	$(1,332,553)	$—	$(153,019)	$—	$1,048,848
	Other NEOs	$1,972,018	$1,117,875	$978,771	$(591,863)	$—	$(101,177)	$—	$1,139,874
2023	CEO	$1,977,858	$738,750	$455,211	$(1,604,939)	$—	$(67,818)	$—	$21,562
	Other NEOs	$1,379,125	$655,633	$384,401	$(661,310)	$31,800	$(42,507)	$—	$435,876
2022	CEO	$1,125,510	$852	$780	$(833,791)	$—	$5,962	$—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$—	$2,896	$—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$—	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$—	$663,205	$80,307	$4,623,456
2020	CEO	$1,826,353	$296,208	$1,057,074	$1,448,260	$—	$53,165	$32,172	$4,056,472
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$—	$19,344	$16,838	$2,120,126

Non-PEO NEO Average Total Compensation Amount	$ 1,972,018	1,379,125	650,073	5,208,251	951,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,139,874	435,876	278,924	4,623,456	2,120,126
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year, other than the award of profits interest granted to Mr. Pratt, our former Chief Operating Officer, in 2023 under the CLNE PlasmaFlow Holdings, LLC 2023 Equity Incentive Plan. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Value of Equity Awards That Vested in the Year of Grant ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2024	CEO	$2,674,559	$1,110,500	$970,362	$(1,332,553)	$—	$(153,019)	$—	$1,048,848
	Other NEOs	$1,972,018	$1,117,875	$978,771	$(591,863)	$—	$(101,177)	$—	$1,139,874
2023	CEO	$1,977,858	$738,750	$455,211	$(1,604,939)	$—	$(67,818)	$—	$21,562
	Other NEOs	$1,379,125	$655,633	$384,401	$(661,310)	$31,800	$(42,507)	$—	$435,876
2022	CEO	$1,125,510	$852	$780	$(833,791)	$—	$5,962	$—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$—	$2,896	$—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$—	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$—	$663,205	$80,307	$4,623,456
2020	CEO	$1,826,353	$296,208	$1,057,074	$1,448,260	$—	$53,165	$32,172	$4,056,472
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$—	$19,344	$16,838	$2,120,126

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
(5)
The most important performance measures used by our Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to our Company’s performance are as follows:

•
Adjusted EBITDA (6)

•
Volume (in GGEs)

•
Volume Margin per GGE

•
Volume of RNG

Total Shareholder Return Amount	$ 107.26	222.67	256.16	301.97	387.19
Peer Group Total Shareholder Return Amount	133.66	150.31	114.7	146.23	128.61
Net Income (Loss)	$ (83,070,000)	$ (99,497,000)	$ (58,733,000)	$ (93,146,000)	$ (9,864,000)
Company Selected Measure Amount	76,642	43,571	50,003	57,032	45,134
PEO Name	Mr. Littlefair
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6) Please see “Calculation of 2024 Adjusted EBITDA” below for more information on how we define Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Volume (in GGEs)
Measure:: 3
Pay vs Performance Disclosure
Name	Volume Margin per GGE
Measure:: 4
Pay vs Performance Disclosure
Name	Volume of RNG
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,110,500)	$ (738,750)	$ (852)	$ (9,200,924)	$ (296,208)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	970,362	455,211	780	7,210,210	1,057,074
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,332,553)	(1,604,939)	(833,791)	(239,935)	1,448,260
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,019)	(67,818)	5,962	1,283,125	53,165
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(153,443)	(32,172)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,117,875)	(655,633)	(284)	(4,353,301)	(165,528)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	978,771	384,401	260	3,316,767	590,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(591,863)	(661,310)	(374,021)	(131,158)	741,170
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,800
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,177)	(42,507)	2,896	663,205	19,344
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (80,307)	$ (16,838)